Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS
13	BORROWINGS

	Note	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
		RM	RM	Convenience Translation USD
Non-current liabilities
Hire purchase payable		—	171,382	38,293
Term loan		811,236	1,928,094	430,811
		811,236	2,099,476	469,104

Current liabilities
Bank overdraft		—	1,465,600	327,472
Hire purchase payable		—	78,618	17,566
Term loan		131,220	143,944	32,163
Trade financing		23,766,660	31,252,219	6,982,956
		23,897,880	32,940,381	7,360,157

Total borrowings
Bank overdraft	(a)	—	1,465,600	327,472
Hire purchase payable	(b)	—	250,000	55,859
Term loan	(a)	942,456	2,072,038	462,974
Trade financing	(a)	23,766,660	31,252,219	6,982,956
		24,709,116	35,039,857	7,829,261

(a) The following table sets out the carrying amount of the borrowings:

	Capacity	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Line of Credit
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1.0%	10,000,000	1,324,110	3,692,949	825,148
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate	20,000,000	6,935,623	19,502,322	4,357,574
Ambank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50%	10,200,000	5,243,619	436,269	97,479
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate	—	4,413,485	—	—
CIMB Islamic Bank – Accepted Bills, at Accepted Bills + 1.50%	8,000,000	3,371,782	—	—
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.50%	—	1,421,601	6,257,673	1,398,206
CIMB Islamic Bank - Overdraft, at Base Financing Rate +0.50%	500,000	—	460,338	102,857
Maybank Islamic Bank - Invoice Financing, at Cost of Funds + 1.50%	5,000,000	—	1,363,007	304,549
Maybank Islamic Bank - Overdraft, at Base Financing Rate +1.0%	1,000,000	—	1,005,262	224,614
Sunway SCF Sdn Bhd. – Invoice Factoring	—	1,056,440	—	—
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.0%	1,000,000	942,456	862,876	192,800
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	9,700,000	—	1,209,161	270,175
	65,400,000	24,709,116	34,789,857	7,773,402

The Group entered into banking facilities with Ambank Islamic Bank and is secured by:

a)	Corporate guarantee from Reservoir Link Energy Bhd;

b)	Fixed deposits pledged by Founder Energy Sdn. Bhd. and Founder Assets Sdn. Bhd.;

c)	First legal charge over the escrow account, debt reserve account and sinking fund account; and

d)	Insurance policy for the Directors of the Group.

The Group entered into a banking facility with Maybank Islamic Bank and is secured by:

a)	Corporate guarantee from Reservoir Link Energy Bhd; and

b)	Fixed deposits pledged by Founder Energy Sdn. Bhd..

The Group entered into a banking facility with CIMB Islamic Bank and is secured by:

a)	Corporate guarantee from Reservoir Link Energy Bhd;

b)	Fixed deposits pledged by Founder Energy Sdn. Bhd.; and

c)	Sinking fund account.

(b) Hire purchase payable

	As of December 31, 2024	As of December 31, 2024
	RM	Convenience Translation USD
Minimum hire purchase payment
Not later than one (1) year	90,612	20,246
Later than one (1) year and not later than five (5) years	181,213	40,490
	271,825	60,736
Less: Future interest charges	(21,825)	(4,877)
Present value of hire purchase payment	250,000	55,859

Repayable as follows:
Non-current liabilities	171,382	38,293
Current liabilities	78,618	17,566
	250,000	55,859

The hire purchase payable of the Group bears interest of 2.91% per annum and is secured by the Group’s motor vehicle under hire purchase arrangement.

(c) The following table sets out the remaining maturities of the borrowings:

Twelve months ending December 31,

	2023 RM	2024 RM	Convenience Translation USD
Maturities
Within 1 year	23,897,880	32,940,381	7,360,157
1 - 2 years	80,369	257,262	57,481
2 - 5 years	265,773	673,262	150,434
More than 5 years	465,094	1,168,952	261,189
Total	24,709,116	35,039,857	7,829,261

The interest rate profile of the Group’s interest-bearing financial instruments based on their carrying amount as at the end of the reporting period are as follows based on their carrying amount as at the end of the reporting period are as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Fixed rate instrument
Hire purchase	-	250,000	55,859
Floating rate instrument
Bank borrowings	24,709,116	34,789,857	7,773,402
Total	24,709,116	35,039,857	7,829,261

Sensitivity analysis for variable rate instruments

Sensitivity analysis of interest rate for the floating rate instruments at the end of each reporting period, assuming all other variables remain constant, is as follows:

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Effects of 50 basis point changes	RM	RM	Convenience Translation USD
Floating rate instrument
Bank borrowings	93,895	132,201	29,539

Sensitivity analysis for fixed rate instruments at the end of each reporting period is not presented as fixed rate instruments are not affected by changes in interest rates.